SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2017
SEGMENT REPORTING [Abstract]
Schedule of the Company's revenues generated from each segment
The following table summarizes the Company’s revenues generated from each segment:

	Year ended December 31, 2015
	Solar power project development	Electricity revenue generation	Other	Total
Net revenue	$110,737,934	$5,551,742	$41,260	$116,330,936
Gross profit	$20,707,899	$2,308,921	$18,336	$23,035,156

	Year ended December 31, 2016
	Solar power project development	Electricity revenue generation	Other	Total
Net revenue	$77,372,737	$3,131,997	$-	$80,504,734
Gross profit	$6,432,290	$800,591	$-	$7,232,881

	Year ended December 31, 2017
	Solar power project development	Electricity revenue generation	EPC services	Other	Total
Net revenue	$64,837,042	$12,247,320	$25,853,288	$36,349	$102,973,999
Gross profit	$3,575,775	$7,031,670	$3,524,310	$-	$14,131,755

Schedule of the Company's revenues generated by geographic location of customers
The following table summarizes the Company’s revenues generated by the geographic location of customers:

	Years ended December 31,
	2015	2016	2017
China	$-	$-	$67,533,887
America	41,260	-	18,323,947
Japan	5,719,672	9,175,391	-
Bulgaria	3,083,823	652,559	-
Romania	2,467,920	2,393,030	4,844,238
England	105,018,261	68,283,754	7,271,370
Turkey	-	-	4,995,648
France	-	-	4,909
Total	$116,330,936	$80,504,734	$102,973,999